Stock-Based Compensation (Tables)	12 Months Ended
Sep. 30, 2020
Performance Shares And Restricted Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Share-Based Payment Award Valuation Assumptions
The following table sets forth the significant assumptions used for the performance-based awards granted during the year ended September 30, 2020:

June 12, 2020 Grant Date
Risk-free interest rate	0.75%
Expected volatility	40.00%
Expected term (in years)	0.50
Expected dividend yield	0.00%

Service Based Stock Options And Restricted Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Share-Based Payment Award Valuation Assumptions
The following table sets forth the significant assumptions used for the service-based awards granted during the year ended September 30, 2020:

June 12, 2020 Grant Date
Risk-free interest rate	0.47%-0.56%
Expected volatility	35.00%
Expected term (in years)	6.25 – 7.00
Expected dividend yield	0.00%

Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Share-Based Compensation Stock Options Activity
The following table summarizes the performance-based stock option activity for the year ended September 30, 2020:

	Number of Shares	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contract Term	Aggregate Intrinsic Value
			(in years)	(in thousands)
Outstanding at October 1, 2019	—	$—	—	$—
Granted	1,706,098	23.00	—	—
Exercised	(600)	23.00	—	—
Cancelled/Forfeited	—	—	—	—
Expired	—	—	—	—

Outstanding at September 30, 2020	1,705,498	23.00	9.7	20,142

Vested and exercisable at September 30, 2020	1,705,498	23.00	9.7	20,142

Service Based Stock Option Activity [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Share-Based Compensation Stock Options Activity
The following table summarizes the service-based stock option activity for the year ended September 30, 2020:

	Number of Shares	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contract Term	Aggregate Intrinsic Value
			(in years)	(in thousands)
Outstanding at October 1, 2019	—	$—	—	$—
Granted	3,384,147	23.00	—	—
Exercised	(1,200)	23.00	—	—
Cancelled/Forfeited	—	—	—	—
Expired	—	—	—	—

Outstanding at September 30, 2020	3,382,947	23.00	9.7	39,953

Vested and exercisable at September 30, 2020	979,583	23.00	9.7	11,569

Performance Based Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Non-Vested Restricted Stock Activity
A summary of the performance-based restricted stock awards activity for the year ended September 30, 2020 was as follows:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding and unvested at October 1, 2019	—	$—
Granted	3,884,615	23.00
Vested	(3,884,615)	23.00
Forfeited	—	—

Outstanding and unvested at September 30, 2020	—	—

Service Based Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Non-Vested Restricted Stock Activity
A summary of the service-based restricted stock awards activity for the year ended September 30, 2020 was as follows:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding and unvested at October 1, 2019	—	$—
Granted	1,647,442	23.00
Vested	(161,831)	23.00
Forfeited	—	—

Outstanding and unvested at September 30, 2020	1,485,611	23.00

Schedule of Unvested Restricted Stock Units
A summary of the service-based restricted stock unit awards activity for the year ended September 30, 2020 was as follows:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding and unvested at October 1, 2019	—	$—
Granted	191,443	23.00
Vested	—	—
Forfeited	(6,592)	23.00

Outstanding and unvested at September 30, 2020	184,851	23.00